Segment Reporting - Reconciliation of Segment EBITDA to Income Before Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment EBITDA	$ 559,895	$ 493,323	$ 2,179,380	$ 1,884,950	$ 1,631,550
Depreciation	(204,059)	(179,950)	(763,285)	(673,730)	(621,102)
Amortization of intangibles	(39,282)	(37,635)	(155,675)	(139,279)	(131,302)
Impairments and other operating items	(1,865)	(1,878)	(18,230)	(32,316)	(466,718)
Interest expense	(68,353)	(41,324)	(202,331)	(162,796)	(162,375)
Interest income	2,715	137	5,950	2,916	5,253
Other income (expense), net	3,174	(3,466)	3,154	6,285	(1,392)
Loss on early extinguishment of debt			0	(115,288)	0
Income before income tax provision	252,225	229,207	1,048,963	770,742	253,914
Reportable Segments [Member]
Segment EBITDA	562,349	498,025	2,204,399	1,904,546	1,646,833
Eastern [Member]
Segment EBITDA	73,275	65,287	281,522	245,091	196,068
Southern [Member]
Segment EBITDA	121,914	101,124	466,519	369,221	343,181
Western [Member]
Segment EBITDA	110,689	100,000	424,935	386,513	346,585
Central [Member]
Segment EBITDA	115,756	96,951	446,315	379,644	332,321
Canada [Member]
Segment EBITDA	82,984	84,844	349,403	339,859	256,119
Mid South [Member]
Segment EBITDA	57,731	49,819	235,705	184,218	172,559
Corporate [Member]
Segment EBITDA	$ (2,454)	$ (4,702)	$ (25,019)	$ (19,596)	$ (15,283)